CASH	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash And Cash Equivalents Disclosure [Text Block]
3.	CASH

Cash represents cash in bank and cash on hand. Cash as of December 31, 2012 and 2011 consists of the following:

	December 31,
	2012	2011

Bank balances and cash	$2,959,219	$4,407,246

RMB is not a freely convertible currency and the remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.